27. Concentration Risk (Details - Accounts receivable risk) - Accounts Receivable [Member] - Credit Concentration Risk [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Accounts receivable	$ 23,477	$ 12,448
Concentration risk percentage	71.00%	48.00%
Valta Solar LLC [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 8,366	$ 0
Concentration risk percentage	25.00%	0.00%
Thermi Venture SA [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 6,763	$ 7,100
Concentration risk percentage	20.00%	27.00%
AES Distribution Energy, LLC [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 3,525	$ 0
Concentration risk percentage	11.00%	0.00%
KDC Solar Designed LLC [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 4,823	$ 5,348
Concentration risk percentage	15.00%	21.00%